UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-04471

Value Line Core Bond Fund.

(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments

A copy of the Schedule of Investments for the period ended 9/30/2017 is included with this Form.

Value Line Core Bond Fund

Schedule of Investments (unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES (4.0%)
$250,000	Ally Master Owner Trust, Series 2015-2, Class A2, 1.83%, 1/15/21	$250,015
200,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	200,250
190,000	Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A4, 1.55%, 2/18/20 (1)	190,005
100,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (1)	100,090
200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (1)	200,758
100,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (1)	100,960
150,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	148,018
188,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/20	187,709
150,000	GM Financial Automobile Leasing Trust, Series 2016-1, Class B, 2.59%, 3/20/20	150,759
200,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (1)	200,897
170,000	Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4, 1.68%, 4/15/20 (1)	169,797
300,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	301,815
110,000	Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	109,644
200,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	203,670
50,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	50,016
	TOTAL ASSET-BACKED SECURITIES (Cost $2,576,908) (4.0%)	2,564,403
COMMERCIAL MORTGAGE-BACKED SECURITIES (7.1%)
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	158,233
150,000	COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (2)	158,128
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (2)	155,118
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (1)(2)	255,392
65,818	FREMF Mortgage Trust, Series 2013-KF02, Class B, 1-month LIBOR + 3.00%, 4.23%, 12/25/45 (1)(2)	66,390
200,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.27%, 4/25/46 (1)(2)	202,899
150,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (1)(2)	153,974
200,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (1)(2)	205,775
272,644	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	261,846
600,000	GNMA, Series 2013-12, Class B, 2.15%, 11/16/52 (2)	568,231
298,499	GNMA, Series 2012-125, Class AB, 2.11%, 2/16/53 (2)	289,344
248,320	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	256,855
130,000	GS Mortgage Securities Trust, Series 2015-GC32, Class A2, 3.06%, 7/10/48	132,617
150,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	154,663
117,060	Sequoia Mortgage Trust, Series 2004-8, Class A1, 1-month LIBOR + 0.70%, 1.94%, 9/20/34 (2)	112,327
77,410	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A2, 3.45%, 6/25/34 (2)	77,767
145,003	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.06%, 4/25/45 (2)	145,329
7,457	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.11%, 5/10/63	7,454
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	101,198
250,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.40%, 6/15/48	259,986
180,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	179,820
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	104,056
250,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class ASB, 3.57%, 9/15/58	261,654
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	209,336
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,587,727) (7.1%)	4,478,392
CORPORATE BONDS & NOTES (47.7%)
BASIC MATERIALS (2.1%)
	CHEMICALS (1.4%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	242,822
100,000	International Flavors & Fragrances, Inc., Senior Unsecured Notes, 4.38%, 6/1/47	102,706

1

September 30, 2017

Principal Amount		Value
$175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	$184,607
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (1)	126,250
200,000	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.50%, 6/1/47	209,889
		866,274
	IRON & STEEL (0.3%)
175,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22	182,350
	MINING (0.4%)
150,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(3)	156,157
125,000	Kinross Gold Corp., Guaranteed Notes, 5.95%, 3/15/24	138,875
		295,032
		1,343,656
COMMUNICATIONS (5.1%)
	INTERNET (1.3%)
150,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24 (3)	155,449
125,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	141,589
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24	158,246
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	163,500
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)	203,957
		822,741
	MEDIA (2.8%)
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	205,392
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	187,078
150,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37	200,548
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	260,417
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (3)	213,519
125,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40 (3)	152,011
200,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	201,379
100,000	Thomson Reuters Corp., Senior Unsecured Notes, 3.35%, 5/15/26	99,573
100,000	Time Warner, Inc., Guaranteed Notes, 3.60%, 7/15/25	100,357
150,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	150,035
		1,770,309
	TELECOMMUNICATIONS (1.0%)
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	205,735
100,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	99,316
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	266,464
100,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	102,459
		673,974
		3,267,024
CONSUMER, CYCLICAL (5.2%)
	AUTO MANUFACTURERS (1.5%)
250,000	Ford Motor Co., Senior Unsecured Notes, 7.45%, 7/16/31	323,774
175,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.72%, 12/6/17	175,012
150,000	General Motors Co., Senior Unsecured Notes, 5.40%, 4/1/48	155,498
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	203,816
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 4.30%, 7/13/25	103,249
		961,349
	AUTO PARTS & EQUIPMENT (0.8%)
175,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	182,438
200,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	213,025
125,000	Tenneco, Inc., Guaranteed Notes, 5.00%, 7/15/26	128,125
		523,588
	HOME BUILDERS (1.4%)
200,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20 (3)	220,900
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	155,343
125,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	132,188
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	155,625
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	182,262
		846,318
	HOUSEWARES (0.2%)
29,000	Newell Brands, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	29,232
100,000	Newell Brands, Inc., Senior Unsecured Notes, 5.50%, 4/1/46	118,282
		147,514

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	LEISURE TIME (0.2%)
$100,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (3)	$110,847
	LODGING (0.3%)
175,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 3.90%, 3/1/23	174,847
	RETAIL (0.8%)
175,000	CVS Health Corp., Senior Unsecured Notes, 2.75%, 12/1/22	175,402
100,000	Dollar General Corp., Senior Unsecured Notes, 4.15%, 11/1/25	106,148
225,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	238,192
		519,742
		3,284,205
CONSUMER, NON-CYCLICAL (7.0%)
	BEVERAGES (0.9%)
200,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	225,914
200,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, 5/1/23	214,378
150,000	Dr. Pepper Snapple Group, Inc., Guaranteed Notes, 3.43%, 6/15/27	150,776
		591,068
	BIOTECHNOLOGY (1.0%)
200,000	Amgen, Inc., Senior Unsecured Notes, 4.40%, 5/1/45	211,737
250,000	Celgene Corp., Senior Unsecured Notes, 4.00%, 8/15/23 (3)	267,531
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	151,664
		630,932
	COMMERCIAL SERVICES (0.4%)
100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	102,750
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	133,281
		236,031
	FOOD (1.4%)
200,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	208,795
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	99,939
200,000	Sysco Corp., Guaranteed Notes, 3.75%, 10/1/25	207,675
100,000	Tyson Foods, Inc., Senior Unsecured Notes, 3.55%, 6/2/27	101,422
244,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (1)	243,966
		861,797
	HEALTHCARE PRODUCTS (0.5%)
100,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.25%, 11/12/20	102,701
125,000	Becton Dickinson and Co., Senior Unsecured Notes, 2.89%, 6/6/22	125,407
100,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	101,062
		329,170
	HEALTHCARE SERVICES (1.3%)
150,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	158,062
150,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	156,716
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	154,969
150,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	164,119
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	101,935
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	102,580
		838,381
	PHARMACEUTICALS (1.5%)
100,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	103,678
125,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	136,267
200,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	201,385
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25 (3)	101,004
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	216,994
100,000	Shire Acquisitions Investments Ireland DAC, Guaranteed Notes, 2.88%, 9/23/23	99,378
100,000	Teva Pharmaceutical Finance Netherlands III B.V., Guaranteed Notes, 2.20%, 7/21/21	96,280
		954,986
		4,442,365
ENERGY (4.4%)
	OIL & GAS (2.6%)
125,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26 (1)	137,168
125,000	Chevron Corp., Senior Unsecured Notes, 2.57%, 5/16/23	125,755
100,000	Concho Resources, Inc., Guaranteed Notes, 4.88%, 10/1/47	104,355

3

September 30, 2017

Principal Amount		Value
$175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	$177,169
100,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	99,303
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	154,485
100,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	102,142
126,000	Occidental Petroleum Corp., Senior Unsecured Notes, 4.63%, 6/15/45	137,803
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	214,813
125,000	Shell International Finance B.V., Guaranteed Notes, 2.50%, 9/12/26	120,452
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	252,346
		1,625,791
	PIPELINES (1.8%)
137,000	Enbridge, Inc., Senior Unsecured Notes, 3.50%, 6/10/24 (3)	139,121
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	107,364
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	148,723
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	254,544
150,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	167,375
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	217,625
125,000	Williams Partners L.P., Senior Unsecured Notes, 3.75%, 6/15/27	124,819
		1,159,571
		2,785,362
FINANCIAL (17.3%)
	BANKS (9.2%)
300,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)	314,905
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	152,964
125,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21	138,150
250,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	262,933
150,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	154,874
100,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	100,820
100,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	100,138
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	206,537
150,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	151,848
174,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	203,521
250,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	262,371
150,000	Credit Agricole S.A., Senior Unsecured Notes, 2.13%, 4/17/18 (1)	150,440
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	152,848
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	204,746
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	197,894
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	264,255
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	247,608
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	208,536
300,000	JPMorgan Chase Bank NA, Subordinated Notes, 6.00%, 10/1/17	300,000
100,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27	101,744
250,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.60%, 6/24/19 (1)	251,951
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	254,170
250,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 5.13%, 2/8/20	267,525
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	200,916
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	272,341
100,000	UBS AG GMTN, Senior Unsecured Notes, 2.35%, 3/26/20	100,708
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	260,062
350,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	355,996
		5,840,801
	DIVERSIFIED FINANCIAL SERVICES (3.4%)
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	216,951
250,000	American Express Co., Senior Unsecured Notes, 3-month LIBOR + 0.59%, 1.90%, 5/22/18 (2)	250,676
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	213,394
150,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	162,330
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	255,917
100,000	GE Capital International Funding Co., Unlimited Co., Guaranteed Notes, 4.42%, 11/15/35	108,740
200,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (1)	209,409
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	100,900

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	$255,955
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	152,452
200,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	206,304
		2,133,028
	INSURANCE (0.8%)
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	164,765
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	208,460
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	167,539
		540,764
	REITS (3.9%)
100,000	American Tower Corp., Senior Unsecured Notes, 3.38%, 10/15/26	98,847
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	204,638
200,000	Boston Properties L.P., Senior Unsecured Notes, 2.75%, 10/1/26	188,678
150,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	158,816
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	217,205
350,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	375,658
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.38%, 1/15/23	254,354
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	261,672
350,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	380,874
100,000	Omega Healthcare Investors, Inc., Guaranteed Notes, 4.38%, 8/1/23	103,075
200,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	220,806
		2,464,623
		10,979,216
INDUSTRIAL (2.2%)
	BUILDING MATERIALS (0.3%)
33,000	Masco Corp., Senior Unsecured Notes, 7.13%, 3/15/20 (3)	36,630
150,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	147,912
		184,542
	ELECTRONICS (0.3%)
100,000	Allegion PLC, Guaranteed Notes, 5.88%, 9/15/23	107,998
100,000	Allegion US Holding Co., Inc., Guaranteed Notes, 3.55%, 10/1/27	99,134
		207,132
	MACHINERY DIVERSIFIED (0.4%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	220,500
	MISCELLANEOUS MANUFACTURERS (0.3%)
200,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	207,117
	PACKAGING & CONTAINERS (0.5%)
150,000	Ball Corp., Guaranteed Notes, 5.25%, 7/1/25	164,662
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	152,862
		317,524
	TRANSPORTATION (0.4%)
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.05%, 3/15/22	258,391
		1,395,206
TECHNOLOGY (1.2%)
	SEMICONDUCTORS (0.4%)
100,000	Intel Corp., Senior Unsecured Notes, 4.10%, 5/11/47	105,730
100,000	QUALCOMM, Inc., Senior Unsecured Notes, 3.45%, 5/20/25	103,170
		208,900
	SOFTWARE (0.8%)
150,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	155,598
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (1)	130,781
100,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	112,621
125,000	VMware, Inc., Senior Unsecured Notes, 3.90%, 8/21/27	126,361
		525,361
		734,261
UTILITIES (3.2%)
	ELECTRIC (2.9%)
100,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	110,765
150,000	Exelon Corp., Senior Unsecured Notes, 4.45%, 4/15/46	157,083
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	159,088

5

September 30, 2017

Principal Amount		Value
$100,000	FirstEnergy Corp., Series A, Senior Unsecured Notes, 2.85%, 7/15/22	$100,265
380,000	Florida Power & Light Co., 4.95%, 6/1/35	442,020
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	197,741
100,000	Pacific Gas & Electric Co., Senior Unsecured Notes, 2.95%, 3/1/26	99,502
100,000	PSEG Power LLC, Guaranteed Notes, 3.00%, 6/15/21	101,829
150,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	159,183
125,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	127,060
200,000	Southern Co. (The), Senior Unsecured Notes, 2.95%, 7/1/23	201,020
		1,855,556
	GAS (0.3%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	160,766
		2,016,322
	TOTAL CORPORATE BONDS & NOTES (Cost $29,330,419) (47.7%)	30,247,617
FOREIGN GOVERNMENT OBLIGATIONS (1.8%)
125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (1)	131,184
300,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	315,315
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	160,125
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (3)	137,500
150,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	159,585
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	269,010
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,122,890) (1.8%)	1,172,719
LONG-TERM MUNICIPAL SECURITIES (2.7%)
	CALIFORNIA (0.9%)
125,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	154,592
85,000	University of California, Taxable General Revenue Bonds, Series AG, 4.06%, 5/15/33	88,499
200,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	204,456
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	102,140
		549,687
	NEW YORK (0.4%)
225,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	225,580
	TEXAS (1.2%)
500,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	504,080
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	280,915
		784,995
	VIRGINIA (0.2%)
100,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	123,002
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,633,005) (2.7%)	1,683,264
U.S. GOVERNMENT AGENCY OBLIGATIONS (21.5%)
63,078	FHLMC Gold PC Pool #A29526, 5.00%, 1/1/35	68,502
37,593	FHLMC Gold PC Pool #A29633, 5.00%, 1/1/35	40,825
17,013	FHLMC Gold PC Pool #A56491, 5.00%, 1/1/37	18,506
415,466	FHLMC Gold PC Pool #A95803, 4.00%, 12/1/40	440,764
87,521	FHLMC Gold PC Pool #A97264, 4.00%, 2/1/41	92,514
5,216	FHLMC Gold PC Pool #B12822, 5.00%, 3/1/19	5,347
1,951	FHLMC Gold PC Pool #B17398, 4.50%, 12/1/19	1,999
10,471	FHLMC Gold PC Pool #B18034, 4.50%, 4/1/20	10,706
62,675	FHLMC Gold PC Pool #C09004, 3.50%, 7/1/42	64,964
11,919	FHLMC Gold PC Pool #C91413, 3.50%, 12/1/31	12,458
286,608	FHLMC Gold PC Pool #C91749, 4.00%, 1/1/34	304,953
20	FHLMC Gold PC Pool #E92226, 5.00%, 11/1/17	20
61	FHLMC Gold PC Pool #E92829, 5.00%, 12/1/17	62
560	FHLMC Gold PC Pool #E93499, 5.00%, 12/1/17	574

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$404	FHLMC Gold PC Pool #E98960, 5.00%, 9/1/18	$415
147,552	FHLMC Gold PC Pool #G06224, 3.50%, 1/1/41	152,932
248,098	FHLMC Gold PC Pool #G08761, 3.50%, 5/1/47	256,085
1,714	FHLMC Gold PC Pool #G11986, 5.00%, 4/1/21	1,793
2,315	FHLMC Gold PC Pool #G12319, 5.00%, 6/1/21	2,415
2,976	FHLMC Gold PC Pool #J00118, 5.00%, 10/1/20	3,051
52,419	FHLMC Gold PC Pool #J00139, 5.00%, 10/1/20	53,739
10,633	FHLMC Gold PC Pool #J03233, 5.00%, 8/1/21	10,970
158,429	FHLMC Gold PC Pool #J11587, 4.00%, 1/1/25	167,096
17,555	FHLMC Gold PC Pool #Q01181, 4.50%, 6/1/41	18,892
77,604	FHLMC Gold PC Pool #Q06307, 3.50%, 2/1/42	80,439
100,985	FHLMC Gold PC Pool #Q08656, 4.00%, 6/1/42	106,744
128,646	FHLMC Gold PC Pool #Q08903, 3.50%, 6/1/42	133,345
238,739	FHLMC Gold PC Pool #Q11556, 3.00%, 10/1/42	239,771
314,145	FHLMC Gold PC Pool #Q14593, 3.00%, 1/1/43	317,022
250,000	FNMA, 2.63%, 9/6/24	255,747
540,000	FNMA, 1.88%, 9/24/26	512,601
8,869	FNMA Pool #254383, 7.50%, 6/1/32	10,480
1,657	FNMA Pool #254684, 5.00%, 3/1/18	1,695
41,429	FNMA Pool #255496, 5.00%, 11/1/34	45,581
3,529	FNMA Pool #255580, 5.50%, 2/1/35	3,953
2,702	FNMA Pool #258149, 5.50%, 9/1/34	2,985
17,537	FNMA Pool #412682, 6.00%, 3/1/28	19,877
146	FNMA Pool #568625, 7.50%, 1/1/31	148
26,931	FNMA Pool #571090, 7.50%, 1/1/31	27,228
826	FNMA Pool #573935, 7.50%, 3/1/31	839
79,425	FNMA Pool #626440, 7.50%, 2/1/32	88,849
591	FNMA Pool #685183, 5.00%, 3/1/18	605
582	FNMA Pool #688539, 5.50%, 3/1/33	652
1,754	FNMA Pool #703936, 5.00%, 5/1/18	1,795
42,814	FNMA Pool #735224, 5.50%, 2/1/35	47,992
1,802	FNMA Pool #769682, 5.00%, 3/1/34	1,971
717	FNMA Pool #778141, 5.00%, 5/1/34	787
391	FNMA Pool #789150, 5.00%, 10/1/34	426
5,385	FNMA Pool #910242, 5.00%, 3/1/37	5,892
68,347	FNMA Pool #919584, 6.00%, 6/1/37	77,072
24,976	FNMA Pool #975116, 5.00%, 5/1/38	27,299
8,973	FNMA Pool #AA2531, 4.50%, 3/1/39	9,631
40,586	FNMA Pool #AB2053, 3.50%, 1/1/26	42,274
204,877	FNMA Pool #AB2346, 4.50%, 2/1/41	221,648
162,448	FNMA Pool #AB5231, 2.50%, 5/1/27	164,639
187,965	FNMA Pool #AB5716, 3.00%, 7/1/27	193,658
303,278	FNMA Pool #AB8144, 5.00%, 4/1/37	334,081
16,207	FNMA Pool #AD1035, 4.50%, 2/1/40	17,504
68,805	FNMA Pool #AD8536, 5.00%, 8/1/40	75,149
110,288	FNMA Pool #AE1853, 4.00%, 8/1/40	116,650
55,648	FNMA Pool #AH3226, 5.00%, 2/1/41	60,722
88,716	FNMA Pool #AH8932, 4.50%, 4/1/41	95,986
26,716	FNMA Pool #AI0620, 4.50%, 5/1/41	28,883
170,975	FNMA Pool #AI4285, 5.00%, 6/1/41	186,795
140,435	FNMA Pool #AJ5888, 4.50%, 11/1/41	151,722
39,451	FNMA Pool #AJ9278, 3.50%, 12/1/41	40,856
88,371	FNMA Pool #AL3272, 5.00%, 2/1/25	96,352
4,227	FNMA Pool #AL5259, 3.50%, 5/1/29	4,405
245,302	FNMA Pool #AQ0287, 3.00%, 10/1/42	247,462
92,592	FNMA Pool #AR2174, 3.00%, 4/1/43	93,397
382,597	FNMA Pool #AR6394, 3.00%, 2/1/43	385,954
90,269	FNMA Pool #AS3155, 4.00%, 8/1/44	95,145
64,817	FNMA Pool #AS3157, 4.00%, 8/1/44	68,317
100,006	FNMA Pool #AS4177, 4.50%, 12/1/44	107,470
392,583	FNMA Pool #AS5892, 3.50%, 10/1/45	405,008
474,101	FNMA Pool #AS5906, 3.50%, 10/1/45	489,107
124,908	FNMA Pool #AS6102, 3.50%, 11/1/45	128,862
222,875	FNMA Pool #AS6205, 3.50%, 11/1/45	229,929
192,983	FNMA Pool #AS6385, 4.00%, 12/1/45	203,243
199,118	FNMA Pool #AS9562, 3.00%, 5/1/47	199,912
236,367	FNMA Pool #AU1847, 3.00%, 9/1/43	238,375
118,202	FNMA Pool #AU2135, 2.50%, 8/1/28	119,751
218,440	FNMA Pool #AU4279, 3.00%, 9/1/43	220,307
102,464	FNMA Pool #AU4290, 4.00%, 9/1/43	108,155
302,517	FNMA Pool #AV0703, 4.00%, 12/1/43	319,069
369,579	FNMA Pool #AW5055, 3.50%, 7/1/44	382,853
103,531	FNMA Pool #AW6645, 3.00%, 6/1/29	106,484
128,354	FNMA Pool #AW7362, 2.50%, 8/1/29	129,679
245,478	FNMA Pool #AX0416, 4.00%, 8/1/44	258,701
209,295	FNMA Pool #AX1138, 3.50%, 9/1/44	215,920
182,360	FNMA Pool #AX9013, 3.50%, 2/1/45	188,132
199,440	FNMA Pool #AY1670, 3.50%, 2/1/45	205,752
199,086	FNMA Pool #AY2728, 2.50%, 2/1/30	201,146
216,213	FNMA Pool #AY4195, 4.00%, 5/1/45	227,806
70,822	FNMA Pool #AZ7793, 3.50%, 8/1/45	73,064
231,688	FNMA Pool #BA3885, 3.50%, 11/1/45	239,021
268,980	FNMA Pool #BC4443, 3.50%, 4/1/46	277,493
96,507	FNMA Pool #BC9708, 3.00%, 10/1/46	96,893
239,936	FNMA Pool #BD8213, 3.00%, 9/1/46	240,893
231,180	FNMA Pool #MA0641, 4.00%, 2/1/31	245,523
472,706	FNMA Pool #MA1107, 3.50%, 7/1/32	494,064
96,582	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	95,696
141,239	GNMA, Series 2011-136, Class GB, 2.50%, 5/20/40	141,711
1,022	GNMA I Pool #429786, 6.00%, 12/15/33	1,162
27,854	GNMA I Pool #548880, 6.00%, 12/15/31	31,395
13,098	GNMA I Pool #551762, 6.00%, 4/15/32	14,764

7

September 30, 2017

Principal Amount		Value
$2,744	GNMA I Pool #557681, 6.00%, 8/15/31	$3,093
10,650	GNMA I Pool #582415, 6.00%, 11/15/32	12,129
29,204	GNMA I Pool #583008, 5.50%, 6/15/34	32,914
20,925	GNMA I Pool #605025, 6.00%, 2/15/34	23,585
16,502	GNMA I Pool #605245, 5.50%, 6/15/34	18,472
29,248	GNMA I Pool #622603, 6.00%, 11/15/33	32,966
3,677	GNMA I Pool #626480, 6.00%, 2/15/34	4,145
6,959	GNMA II Pool #3645, 4.50%, 12/20/19	7,000
135,314	GNMA II Pool #5332, 4.00%, 3/20/42	143,503
136,514	GNMA II Pool #MA1520, 3.00%, 12/20/43	139,470
100,294	GNMA II Pool #MA2445, 3.50%, 12/20/44	104,424
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,619,608) (21.5%)	13,631,648
U.S. TREASURY OBLIGATIONS (13.0%)
	U.S. TREASURY NOTES & BONDS (13.0%)
200,000	U.S. Treasury Bonds, 7.88%, 2/15/21	240,383
35,000	U.S. Treasury Bonds, 5.50%, 8/15/28	45,607
50,000	U.S. Treasury Bonds, 5.25%, 11/15/28	64,158
370,000	U.S. Treasury Bonds, 4.38%, 2/15/38	470,189
300,000	U.S. Treasury Bonds, 4.38%, 5/15/40	382,441
400,000	U.S. Treasury Bonds, 3.63%, 8/15/43	459,031
430,000	U.S. Treasury Bonds, 3.38%, 5/15/44	473,957
340,000	U.S. Treasury Bonds, 2.50%, 2/15/45	317,103
280,000	U.S. Treasury Bonds, 2.50%, 2/15/46	260,389
337,000	U.S. Treasury Bonds, 2.50%, 5/15/46	313,147
50,000	U.S. Treasury Bonds, 2.88%, 11/15/46	50,178
308,337	U.S. Treasury Bonds TIPS, 2.00%, 1/15/26	346,765
50,000	U.S. Treasury Notes, 0.75%, 12/31/17	49,951
250,000	U.S. Treasury Notes, 1.00%, 2/15/18	249,833
250,000	U.S. Treasury Notes, 3.13%, 5/15/19	256,758
200,000	U.S. Treasury Notes, 1.63%, 6/30/19	200,570
100,000	U.S. Treasury Notes, 1.38%, 12/15/19	99,691
200,000	U.S. Treasury Notes, 1.63%, 12/31/19	200,445
200,000	U.S. Treasury Notes, 1.25%, 1/31/20	198,688
450,000	U.S. Treasury Notes, 1.38%, 3/31/20	447,908
150,000	U.S. Treasury Notes, 1.13%, 4/30/20	148,342
200,000	U.S. Treasury Notes, 2.25%, 4/30/21	203,531
400,000	U.S. Treasury Notes, 2.13%, 6/30/21	405,219
100,000	U.S. Treasury Notes, 2.00%, 10/31/21	100,719
665,000	U.S. Treasury Notes, 1.50%, 1/31/22	655,051
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	149,262
50,000	U.S. Treasury Notes, 1.88%, 5/31/22	49,963
300,000	U.S. Treasury Notes, 1.38%, 6/30/23	289,242
150,000	U.S. Treasury Notes, 2.75%, 2/15/24	155,789
300,000	U.S. Treasury Notes, 2.00%, 4/30/24	297,680
150,000	U.S. Treasury Notes, 2.25%, 11/15/24	150,738
50,000	U.S. Treasury Notes, 2.13%, 5/15/25	49,676
100,000	U.S. Treasury Notes, 1.63%, 5/15/26	94,852
350,000	U.S. Treasury Notes, 2.38%, 5/15/27	351,449
	TOTAL U.S. TREASURY NOTES & BONDS (Cost $8,191,797) (13.0%)	8,228,705
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,191,797) (13.0%)	8,228,705

Shares		Value
SHORT-TERM INVESTMENTS (3.1%)
	MONEY MARKET FUNDS (3.1%)
1,169,430	State Street Institutional U.S. Government Money Market Fund, Premier Class	$1,169,430
778,758	State Street Navigator Securities Lending Government Money Market Portfolio (4)	778,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,948,188) (3.1%)	1,948,188
	TOTAL INVESTMENT SECURITIES (100.9%) (Cost $63,010,542)	$63,954,936
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.9%)		(543,285)
NET ASSETS (5) (100%)		$63,411,651

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.
(3)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $1,659,466.
(4)	Securities with an aggregate market value of $1,659,466 were out on loan in exchange for $778,758 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $63,010,542, aggregate gross unrealized appreciation was $1,327,427, aggregate gross unrealized depreciation was $383,033 and the net unrealized appreciation was $944,394.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
TIPS	Treasury Inflation Prorated Security

8

Schedule of Investments (unaudited) (continued)

FUTURE

Type	Number of Contracts	Expiration Date	Notional Amount	Value at September 30, 2017	Unrealized Depreciation
LONG FUTURE
U.S. 10 Year Note	12	12/19/17	1,505,437	1,503,750	$(1,687)

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$2,564,403	$—	$2,564,403
Commercial Mortgage-Backed Securities	—	4,478,392	—	4,478,392
Corporate Bonds & Notes*	—	30,247,617	—	30,247,617
Foreign Government Obligations	—	1,172,719	—	1,172,719
Long-Term Municipal Securities*	—	1,683,264	—	1,683,264
U.S. Government Agency Obligations	—	13,631,648	—	13,631,648
U.S. Treasury Obligations	—	8,228,705	—	8,228,705
Short-Term Investments	1,948,188	—	—	1,948,188
Total Investments in Securities	$1,948,188	$62,006,748	$—	$63,954,936
Liabilities
Futures	(1,687)	—	—	(1,687)
Total	$1,946,501	$62,006,748	$—	$63,953,249

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017